UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
May 9, 2007

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 98
Form 13F Information Table Value Total: $3,927,669 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Madison Mosaic Funds

                                                            FORM 13F INFORMATION TABLE
                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Company                     COM        88579Y101    82359 1077570 SH        SOLE               1033330          44240
Abercrombie & Fitch            COM        002896207    10936  144500 SH        SOLE                144500
Adobe Systems, Inc             COM        00724F101     3628   87000 SH        SOLE                 87000
Aeropostale Inc                COM        007865108     7791  193666 SH        SOLE                193666
Aflac, Inc.                    COM        001055102    20246  430210 SH        SOLE                422383           7827
Altera Corp.                   COM        021441100     7548  377600 SH        SOLE                377600
Amgen, Inc.                    COM        031162100    88344 1580964 SH        SOLE               1524069          56895
Apache Corp                    COM        037411105    10908  154280 SH        SOLE                154280
Applied Materials, Inc.        COM        038222105     6159  336200 SH        SOLE                336200
Autoliv, Inc.                  COM        052800109    24057  421241 SH        SOLE                404746          16495
Bed Bath Beyond Inc            COM        075896100     5825  145000 SH        SOLE                145000
Berkshire Hathaway, Inc. Cl B  COM        084670207   119330   32783 SH        SOLE                 31265           1518
Best Buy Company               COM        086516101    90025 1847814 SH        SOLE               1783599          64215
Biogen Idec                    COM        09062X103    11938  269000 SH        SOLE                269000
Biomet Inc.                    COM        090613100     2337   55000 SH        SOLE                 55000
Boeing                         COM        097023105      600    6750 SH        SOLE                                 6750
Boston Scientific              COM        101137107     2875  197700 SH        SOLE                197700
Brookfield Asset Management    COM        112585104    25289  483907 SH        SOLE                464512          19395
Cabela's Inc Cl A              COM        126804301    25215 1016339 SH        SOLE                980345          35994
Capital One Finl Corp          COM        14040H105    85114 1127932 SH        SOLE               1087412          40520
Carmax, Inc.                   COM        143130102    13354  544191 SH        SOLE                522696          21495
Charles River Laboratories     COM        159864107   115236 2491043 SH        SOLE               2402313          88730
Check Point Software Tech.     COM        M22465104      446   20000 SH        SOLE                 20000
Cintas Corp.                   COM        172908105    19237  532879 SH        SOLE                512179          20700
Cisco Systems, Inc.            COM        17275R102   100819 3949028 SH        SOLE               3805697         143331
Citigroup, Inc.                COM        172967101   134953 2628607 SH        SOLE               2530920          97687
Clorox Co.                     COM        189054109    29491  463045 SH        SOLE                445425          17620
Coca Cola Co                   COM        191216100    91842 1913381 SH        SOLE               1833431          79950
Comcast, Corp. - Cl A          COM        20030N101      527   20323 SH        SOLE                 20323
Comcast, Corp. Special Cl A    COM        20030N200    67873 2664817 SH        SOLE               2553782         111035
Community Health Systems       COM        203668108     3631  103000 SH        SOLE                103000
Countrywide Credit Indus       COM        222372104     9756  290000 SH        SOLE                290000
Coventry Health Care, Inc.     COM        222862104    24072  429466 SH        SOLE                413191          16275
Dell Computer Corp             COM        24702R101     5503  237100 SH        SOLE                237100
Discovery Holding Co-A         COM        25468Y107    32675 1708071 SH        SOLE               1640711          67360
Dover Corp.                    COM        260003108   129049 2643905 SH        SOLE               2548420          95485
EBAY Inc.                      COM        278642103    11510  347200 SH        SOLE                347200
FLIR Systems, Inc.             COM        302445101    29361  823135 SH        SOLE                793355          29780
Fiserv, Inc                    COM        337738108    81892 1543391 SH        SOLE               1489380          54011
Flextronics Intl LTD           COM        Y2573F102     7554  690500 SH        SOLE                690500
Garmin LTD                     COM        G37260109      406    7500 SH        SOLE                  7500
General Electric               COM        369604103   102241 2891418 SH        SOLE               2770566         120852
Google Inc                     COM        38259p508     6689   14600 SH        SOLE                 14600
Health Mgmt Assoc. Inc.-A      COM        421933102     3995  367500 SH        SOLE                367500
Home Depot                     COM        437076102   101758 2769669 SH        SOLE               2664039         105630
Idex Corp.                     COM        45167R104     3923   77105 SH        SOLE                 75070           2035
Intel Corp                     COM        458140100     7350  384225 SH        SOLE                384225
Janus Capital Group, Inc.      COM        47102X105    18764  897354 SH        SOLE                865859          31495
Johnson & Johnson              COM        478160104   124484 2065784 SH        SOLE               1980653          85131
Laboratory Crp of Amer Hldgs   COM        50540R409    27248  375162 SH        SOLE                361942          13220
Liberty Global Inc.-Series C   COM        530555309    12619  411836 SH        SOLE                394389          17447
Liberty Media Interactive A    COM        53071M104    67883 2849839 SH        SOLE               2732302         117537
Linear Tech Corp.              COM        535678106   109820 3476430 SH        SOLE               3358630         117800
Lowe's Companies               COM        548661107    11022  350000 SH        SOLE                350000
MGIC Investment                COM        552848103    92125 1563569 SH        SOLE               1506204          57365
Markel Corp.                   COM        570535104    36697   75690 SH        SOLE                 72694           2996
Marsh & McLennan               COM        571748102    79356 2709336 SH        SOLE               2596721         112615
Maxim Integrated Prods         COM        57772K101     2764   94000 SH        SOLE                 94000
McDonalds                      COM        580135101    86716 1924873 SH        SOLE               1845685          79188
Medtronic Inc.                 COM        585055106     1717   35000 SH        SOLE                 35000
Merrill Lynch                  COM        590188108    11760  144000 SH        SOLE                144000
Microsoft Corp                 COM        594918104   125645 4508270 SH        SOLE               4326303         181967
Mohawk Industries, Inc.        COM        608190104    32448  395467 SH        SOLE                380747          14720
Morgan Stanley                 COM        617446448   101001 1282388 SH        SOLE               1234120          48268
Novartis Ag                    ADR        66987v109   123314 2257256 SH        SOLE               2164686          92570
O-Reilly Automotive Inc.       COM        686091109    28929  873982 SH        SOLE                840362          33620
Odyssey Re Holdings Corp       COM        67612W108    13490  343167 SH        SOLE                330305          12862
Patterson Cos Inc.             COM        703395103    30073  847373 SH        SOLE                819118          28255
Pfizer, Inc.                   COM        717081103     7866  311400 SH        SOLE                311400
Powershares QQQ Nasdaq 100     COM        73935A104    11274  259000 SH        SOLE                259000
Proctor & Gamble               COM        742718109      240    3800 SH        SOLE                  3800
QLogic Corp                    COM        747277101     5831  343000 SH        SOLE                343000
Qualcomm, Inc.                 COM        747525103     9001  211000 SH        SOLE                211000
Ross Stores, Inc.              COM        778296103      826   24000 SH        SOLE                 24000
SEI Investments Co.            COM        784117103    22029  365748 SH        SOLE                351533          14215
Scripps Co. (E.W.) - Cl A      COM        811054204    17485  391338 SH        SOLE                377443          13895
Seagate Tech Inc-Escrow Shs    COM        33045Z           0   14400 SH        SOLE                 14400
Symantec Corp                  COM        871503108     7690  444485 SH        SOLE                444485
Synovus Financial Corp         COM        87161C105    32239  996883 SH        SOLE                959243          37640
Sysco Corp                     COM        871829107   110638 3270414 SH        SOLE               3151465         118949
Target Corporation             COM        87612E106    96839 1634137 SH        SOLE               1575600          58537
Techne Corp                    COM        878377100    18268  319928 SH        SOLE                307363          12565
Tiffany & Co.                  COM        886547108    27986  615339 SH        SOLE                591594          23745
Transaction Systems Architects COM        893416107     7838  242000 SH        SOLE                242000
Transocean Sedco Forex, Inc.   COM        G90078109     9426  115375 SH        SOLE                115375
Unit Corp                      COM        909218109    28347  560321 SH        SOLE                545448          14873
United Healthcare Corp.        COM        91324P102   112593 2125593 SH        SOLE               2046633          78960
United Parcel Service - Cl B   COM        911312106    86275 1230743 SH        SOLE               1181048          49695
Wal-Mart Stores                COM        931142103   119749 2550567 SH        SOLE               2442117         108450
Walgreen Co                    COM        931422109    56663 1234752 SH        SOLE               1184462          50290
Washington Group International COM        938862208    25674  386543 SH        SOLE                372678          13865
Waste Management, Inc.         COM        94106L109    25173  731553 SH        SOLE                706193          25360
Waters Corp.                   COM        941848103    27257  469949 SH        SOLE                451729          18220
Wells Fargo & Co               COM        949746101    88583 2572852 SH        SOLE               2465432         107420
White Mountains Ins Grp        COM        G9618E107    30374   53617 SH        SOLE                 51501           2116
Williams-Sonoma, Inc.          COM        969904101      216    6100 SH        SOLE                  6100
Xilinx, Inc.                   COM        983919101     2380   92500 SH        SOLE                 92500
Zebra Technologies Corp-Cl A   COM        989207105    35367  916018 SH        SOLE                887198          28820